Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Sales									$ 494,562	$ 411,865	$ 329,923
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Cost of goods sold									295,620	251,122	203,589
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operating expenses:
Operations									267,052	236,664	206,237
Administrative									75,270	52,740	40,497
Depreciation and amortization									18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Total operating expenses									360,975	305,593	258,456
Operating income									173,963	141,886	101,478
Interest income									(37)	(186)	(281)
Interest expense									1,690	1,385	1,425
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Other									(164)	(93)	38
Income before income taxes									188,711	151,530	105,312
Income tax expense									66,552	54,236	36,840
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Net income per common share:
Basic	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.40	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42
Weighted average shares outstanding:
Basic									49,917	49,033	47,372
Diluted									50,369	49,576	48,076